Condensed consolidated interim statement of financial position - CHF (SFr)	Jun. 30, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	SFr 3,676,000	SFr 4,198,000
Intangible assets	10,000	49,000
Total non-current assets	3,686,000	4,247,000
Short-term time deposits	32,511,000	85,565,000
Other current assets	2,475,000	2,525,000
Trade and other receivables	3,605,000	2,317,000
Cash and cash equivalents	81,975,000	63,874,000
Total current assets	120,567,000	154,281,000
Total assets	124,252,000	158,528,000
Shareholders' equity and liabilities
Share capital	4,037,464	4,036,310
Additional paid-in capital	387,134,000	384,875,000
Treasury share reserve	(1,127,000)	(981,000)
Cumulative losses	(283,383,000)	(246,293,000)
Total shareholders' equity	106,662,000	141,636,000
Trade and other payables	160,000	0
Lease liability	615,000	1,227,000
Employee benefits	3,918,000	4,879,000
Total non-current liabilities	4,693,000	6,106,000
Trade and other payables	1,971,000	1,859,000
Accrued expenses	9,704,000	7,709,000
Lease liability	1,222,000	1,217,000
Total current liabilities	12,897,000	10,786,000
Total liabilities	17,590,000	16,892,000
Total shareholders' equity and liabilities	SFr 124,252,000	SFr 158,528,000